Exhibit 99

CITIBANK, N.A.

CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I

For the Due Period Ending May 25, 2021

This Report relates to the Due Period ending May 25, 2021 and the related Payment Dates for the Notes.

A.	Information Regarding the Master Trust portfolio

1. Portfolio Yield for the Collateral Certificate	18.46%
Yield Component	20.25%
Credit Loss Component	1.79%
2. New Purchase Rate	31.65%
3. Total Payment Rate	32.62%
4. Principal Payment Rate	31.95%
5. Aggregate Amount of Principal Receivables in the Trust :
Principal Receivables Beginning of Due Period	$24,370,509,153
Principal Receivables Average	$24,192,735,719
Principal Receivables Lump Sum Addition/(Removal)	$0
Principal Receivables End of Due Period	$24,310,358,542
Finance Charge Receivables—End of Due Period	$254,068,056
6. Delinquency (1)
Current	$24,122,310,398
1-30 days delinquent	$202,104,827
31-60 days delinquent	$54,591,696
61-90 days delinquent	$47,927,608
91-120 days delinquent	$49,855,631
121-150 days delinquent	$41,678,131
151-180 days delinquent	$43,318,029
Current	98.21%
1-30 days delinquent	0.82%
31-60 days delinquent	0.22%
61-90 days delinquent	0.20%
91-120 days delinquent	0.20%
121-150 days delinquent	0.17%
151-180 days delinquent	0.18%

(1)

Shown are (i) the aggregate dollar amount of Receivables that were current or were delinquent for each of the time periods listed and (ii) that were current or were delinquent for each of the time periods listed as a percentage of the aggregate dollar amount of Receivables. Accounts and the related Receivables are serviced on multiple servicing platforms. Delinquency data shown for Receivables related to some Accounts is as of the last business day of the same month as the last day of the Due Period and delinquency data shown for Receivables related to other Accounts is as of the last full weekend of the same month as the last day of the Due Period. Thus, the dollar amounts and percentages of Receivables that were current or were delinquent for each of the time periods listed includes aggregated amounts as of more than one date, including the aggregate dollar amount of Receivables used to determine the percentage shown.

CITIBANK, N.A.

CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I

For the Due Period Ending May 25, 2021

		Current Due Period on an Actual Basis (1)	Current Due Period on a Standard Basis (1)
B.	Information Regarding the Collateral Certificate (Percentage Basis)
	1. Portfolio Yield	18.46%	18.46%
	2. Weighted Average Interest Rate (2)	1.46%	1.46%
	3. Weighted Average Investor Fee Rates
	Fixed Servicing Fee	0.37%	0.37%
	Others	0.00%	0.00%
	4. Surplus Finance Charge Collections	16.63%	16.63%
	5. Surplus Finance Charge Collections For Purposes of Funding Class C Reserve Account	16.32%	16.32%
	6. Required Surplus Finance Charge Amount	0.00%	0.00%
	7. Aggregate Surplus Finance Charge Amount minus Required Surplus Finance Charge Amount	16.63%	16.63%
C1.	Information Regarding the Collateral Certificate (Dollars Basis)
	1. Total Investor Collections	$4,138,067,353	$4,138,067,353
	Principal Collections	$3,947,366,665	$3,947,366,665
	Finance Charge Collections	$190,700,688	$190,700,688
	2. Investor Default Amount	$16,920,218	$16,920,218
	3. Targeted Deposit to Interest Funding Account (3)	$15,115,193	$15,115,193
	4. Investor Monthly Fees
	Fixed Servicing Fees	$3,809,458	$3,809,458
	Others	$6,000	$6,000
	5. Surplus Finance Charge Collections	$154,849,819	$154,849,819
	6. Required Surplus Finance Charge Collections	$0	$0
	7. Aggregate Surplus Finance Charge Amount minus Required Surplus Finance Charge Amount	$154,849,819	$154,849,819

(1)

Values for “Current Due Period on an Actual Basis” reflect, in the case of a first due period close of a tranche of Notes, activity from the close date until the first due period end, or, as in the case of Targeted Deposit to Interest Funding Account and certain fees, until the first Monthly Interest Date. Values for “Current Due Period on a Standard Basis” reflect activity for the entire current period, as if all Notes had already been outstanding prior to the first day of such period. All percentages are based on actual cash revenue or expense for the period, converted to an annualized percent using day count appropriate for the item, either 30/360, actual/360, or actual/actual. Depending on the item, cash expenses may accrue from April 28, 2021 to May 25, 2021, 28 days, or May 7, 2021 to June 6, 2021, 31 days (standard basis).

(2)	Defined in the definition section of the Indenture
(3)	Referenced in sections 501 and 503 of the Indenture

CITIBANK, N.A.

CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I

For the Due Period Ending May 25, 2021

C2.	Information Regarding the Sellers’ Participation Amount, Seller’s Interest and Regulation RR sellers’ interest in Securities percentage.

1.	Sellers’ Participation Amount on the last day of the prior Due Period	$11,540,133,231
2.	Sellers’ Participation Amount on the last day of the Due Period	$11,479,982,620
3.	Seller’s Interest (1)	47.22%
4.	Regulation RR sellers’ interest percentage on the last day of the Due Period (2)	92.92%

(1)

The Seller’s Interest percentage is calculated by dividing the Sellers’ Participation Amount as of the close of business on the last day of the Due Period, by the aggregate amount of Principal Receivables as of such day. Citibank, N.A., as originator for the purposes of certain risk retention rules of the European Union, currently retains a material net economic interest that is not less than five percent of the nominal value of the securitized exposure, which interest is not subject to any credit risk mitigation, short position or other hedge, except to the extent permitted by certain risk retention rules of the EuropeanUnion.

(2)

The Regulation RR seller’s interest percentage is calculated by dividing the Sellers’ Participation Amount as of the close of business on the last day of the Due Period, by the aggregate Outstanding Dollar Principal Amount of Citiseries Notes as of such day.

C3.	Information Regarding the Series 2009 Credit Card Participation Certificate*

1.	Series 2009 Invested Amount as of the end of the Due Period**	$475,375,922
2.	Required Subordinated Amount as of the end of the Due Period**	$475,375,922
3.	Series 2009 Reallocated Principal Collections for the current Due Period***	$0
4.	Series 2009 Reallocated Principal Collections for all prior Due Periods	$0

*

The Series 2009 Credit Card Participation Certificate, issued on May 1, 2009, provides credit enhancement to the Collateral Certificate. For more information, see Form 8-Ks filed with the SEC on May 5, 2009 and November 3, 2017 by Citibank Credit Card Issuance Trust.

**	The Series 2009 Invested Amount and Required Subordinated Amount are variable, and each amount currently equals 3.84764% of the Invested Amount of the Collateral Certificate.
***	This amount is included in Finance Charge Collections for the Collateral Certificate. See Section C1, line item 1 on Preceding Page.

CITIBANK, N.A.

CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I

For the Due Period Ending May 25, 2021

D.		Information Regarding Notes of Citiseries

		(The information reported is for the Due Period ending May 25, 2021 and giving effect to all deposits, allocations, reallocations and payments to be made in the month after the end of this Due Period.)

		(Aggregate Basis)
	1a.	Class A Outstanding Dollar Principal Amount	$9,705,000,000
	1b.	Class B Outstanding Dollar Principal Amount	$765,000,000
	1c.	Class C Outstanding Dollar Principal Amount	$1,035,000,000
	2a.	Targeted Deposit to Class A Interest Funding Account	$14,037,129
	2b.	Targeted Deposit to Class B Interest Funding Account	$310,390
	2c.	Targeted Deposit to Class C Interest Funding Account	$767,674
	3a.	Balance in the Class A Interest Funding Account	$62,002,615
	3b	Balance in the Class B Interest Funding Account	$310,390
	3c	Balance in the Class C Interest Funding Account	$767,674
	4a.	Targeted Deposit to Class A Principal Funding Account	$850,000,000
	4b.	Targeted Deposit to Class B Principal Funding Account	$0
	4c.	Targeted Deposit to Class C Principal Funding Account	$0
	5a.	Balance in the Class A Principal Funding Account	$0
	5b.	Balance in the Class B Principal Funding Account	$0
	5c.	Balance in the Class C Principal Funding Account	$0
	6.	Targeted Deposit to Class C Reserve Account	$0
	7.	Balance in the Class C Reserve Account	$0
	8a.	Maximum enhancement amount available to Outstanding Class A Notes from Class B Notes	$631,496,151
	8b.	As a Percentage of Class A Outstanding Dollar Principal Amount	5.98291%
	8c.	Maximum enhancement amount available to Outstanding Class A Notes from Class C Notes	$841,994,516
	8d.	As a Percentage of Class A Outstanding Dollar Principal Amount	7.97721%
	8e.	Maximum enhancement amount available to Outstanding Class B Notes from Class C Notes	$1,019,999,975
	8f.	As a Percentage of Class B Outstanding Dollar Principal Amount	133.33333%

CITIBANK, N.A.

CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I

For the Due Period Ending May 25, 2021

9a. Reduction in the Class A Nominal Liquidation Amount resulting from an allocation of Investor Charge-Offs	$0
9b. Reduction in the Class B Nominal Liquidation Amount resulting from an allocation of Investor Charge-Offs or a reallocation of Principal Collections to pay interest on Class A Notes	$0
9c. Reduction in the Class C Nominal Liquidation Amount resulting from an allocation of Investor Charge-Offs or a reallocation of Principal Collections to pay interest on Class A or Class B Notes	$0
10a. Reimbursement of Class A Nominal Liquidation Amount	$0
10b. Reimbursement of Class B Nominal Liquidation Amount	$0
10c. Reimbursement of Class C Nominal Liquidation Amount	$0

E.	Information Regarding Distributions to Noteholders of Citiseries

(The information reported is for the Due Period ending May 25, 2021 and giving effect to all deposits, allocations, reallocations and payments to be made in the month after the end of this Due Period.)

(Aggregate Basis)

1a. The total amount of the distribution to Class A Noteholders on the applicable Payment Dates	$900,794,281
1b. The total amount of the distribution to Class B Noteholders on the applicable Payment Dates	$310,390
1c. The total amount of the distribution to Class C Noteholders on the applicable Payment Dates	$767,674
2a. The amount of the distribution set forth in item 1(a) above in respect of principal on the Class A Notes	$850,000,000
2b. The amount of the distribution set forth in item 1(b) above in respect of principal on the Class B Notes	$0
2c. The amount of the distribution set forth in item 1(c) above in respect of principal on the Class C Notes	$0
3a. The amount of the distribution set forth in item 1(a) above in respect of interest on the Class A Notes	$50,794,281
3b. The amount of the distribution set forth in item 1(b) above in respect of interest on the Class B Notes	$310,390
3c. The amount of the distribution set forth in item 1(c) above in respect of interest on the Class C Notes	$767,674
4a. The amount, if any, by which the Adjusted Outstanding Dollar Principal Amount of the Class A Notes exceeds the Class A Nominal Liquidation Amount as of the Record Date with respect to the applicable Payment Dates	$0
4b. The amount, if any, by which the Adjusted Outstanding Dollar Principal Amount of the Class B Notes exceeds the Class B Nominal Liquidation Amount as of the Record Date with respect to the applicable Payment Dates	$0
4c. The amount, if any, by which the Adjusted Outstanding Dollar Principal Amount of the Class C Notes exceeds the Class C Nominal Liquidation Amount as of the Record Date with respect to the applicable Payment Dates	$0

CITIBANK, N.A.

CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I

For the Due Period Ending May 25, 2021

F.	Information Regarding Notes of Citiseries

(The information reported is for the Due Period ending May 25, 2021 and giving effect to all deposits, allocations, reallocations and payments to be made in the month after the end of this Due Period.)

(Individual Tranche Basis)

1a.	Outstanding Dollar Principal Amount, Interest Payments and Deposits to Interest Funding Sub-Accounts

Class/Tranche	Outstanding Dollar Principal Amount	Monthly Accretion	Targeted Deposit to the Interest Funding Account(1)	Actual Deposit to the Interest Funding Account	Cumulative Shortfall In Interest Funding Sub-Account	Interest Funding Sub-Account Balance(2)	Interest Payment On Payment Date(3)
Class 2007-A3	$665,000,000.00	$0.00	$211,320.74	$211,320.74	$0.00	$0.00	$20,448,750.00
Class 2007-A4	15,000,000.00	0.00	5,242.72	5,242.72	0.00	0.00	16,632.07
Class 2013-A9	250,000,000.00	0.00	775,000.00	775,000.00	0.00	2,325,000.00	0.00
Class 2014-A5	0.00	0.00	1,898,333.33	1,898,333.33	0.00	0.00	11,389,999.98
Class 2016-A2	500,000,000.00	0.00	912,500.00	912,500.00	0.00	912,500.00	0.00
Class 2016-A3	825,000,000.00	0.00	423,145.48	423,145.48	0.00	0.00	423,145.48
Class 2017-A5	1,100,000,000.00	0.00	631,354.17	631,354.17	0.00	0.00	631,354.17
Class 2017-A6	775,000,000.00	0.00	579,356.20	579,356.20	0.00	0.00	579,356.20
Class 2017-A7	1,100,000,000.00	0.00	412,156.86	412,156.86	0.00	0.00	412,156.86
Class 2018-A2	1,000,000,000.00	0.00	381,555.56	381,555.56	0.00	0.00	381,555.56
Class 2018-A3	500,000,000.00	0.00	1,370,833.33	1,370,833.33	0.00	1,370,833.33	0.00
Class 2018-A4	600,000,000.00	0.00	230,242.17	230,242.17	0.00	0.00	230,242.17
Class 2018-A5	375,000,000.00	0.00	231,088.85	231,088.85	0.00	0.00	231,088.85
Class 2018-A6	1,000,000,000.00	0.00	2,675,000.00	2,675,000.00	0.00	0.00	16,050,000.00
Class 2018-A7	1,000,000,000.00	0.00	3,300,000.00	3,300,000.00	0.00	6,600,000.00	0.00
Class 2020-B1	210,000,000.00	0.00	95,389.58	95,389.58	0.00	0.00	95,389.58
Class 2020-B2	385,000,000.00	0.00	148,027.15	148,027.15	0.00	0.00	148,027.15
Class 2020-C1	285,000,000.00	0.00	190,811.46	190,811.46	0.00	0.00	190,811.46
Class 2020-C2	520,000,000.00	0.00	432,777.22	432,777.22	0.00	0.00	432,777.22
Class 2021-B1	170,000,000.00	0.00	66,972.92	66,972.92	0.00	0.00	66,972.92
Class 2021-C1	230,000,000.00	0.00	144,085.42	144,085.42	0.00	0.00	144,085.42
Total	$11,505,000,000.00	$0.00	$15,115,193.16	$15,115,193.16	$0.00	$11,208,333.33	$51,872,345.09

(1)	Referenced in sections 501 and 503 of the Indenture
(2)	The Interest Funding Sub-Account Balance reflects the Trust Targeted Deposit to the Interest Funding Account and net settlement of any U.S. dollar-denominated swap.
(3)

For Notes denominated in US dollars this column represents the Note coupon payment to investors on the related Payment Date. For Notes not denominated in U.S. dollars this column represents the currency swap payment to the counterparty on the related Swap Payment Date.

CITIBANK, N.A.

CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I

For the Due Period Ending May 25, 2021

1b.	Outstanding Dollar Principal Amount and Investor Interest Payments

Class/Tranche	Outstanding Dollar Principal Amount	Investor Interest Rate Fixed/ Floating	Investor Interest PMT Frequency	Payment Date(1)	Monthly Interest Accrual Period (3)	Investor’s Current Period Interest Rate	Investor’s Interest PMT On Pmt Date (2)	SWAP Yes/ No	Expected Principal Payment Date	Legal Maturity Date
Class 2007-A3	$665,000,000.00	Fixed	Jun, Dec	15	15 - 15	6.15000	$20,448,750.00	Yes	06/15/2037	06/15/2039
Class 2007-A4	15,000,000.00	Floating	Sep, Dec, Mar, Jun	15	17 - 15	0.43388	16,632.07	No	06/15/2037	06/15/2039
Class 2013-A9	250,000,000.00	Fixed	March, September	7	7 - 7	3.72000	0.00	No	09/07/2023	09/08/2025
Class 2014-A5	0.00	Fixed	June, December	7	7 - 7	2.68000	11,389,999.98	No	06/07/2021	06/07/2023
Class 2016-A2	500,000,000.00	Fixed	May, Nov	19	19 - 19	2.19000	0.00	No	11/19/2021	11/20/2023
Class 2016-A3	825,000,000.00	Floating	Monthly	7	7 - 7	0.59563	423,145.48	No	12/07/2021	12/07/2023
Class 2017-A5	1,100,000,000.00	Floating	Monthly	22	24 - 22	0.71250	631,354.17	No	04/22/2024	04/22/2026
Class 2017-A6	775,000,000.00	Floating	Monthly	14	14 - 14	0.86813	579,356.20	No	05/14/2027	05/14/2029
Class 2017-A7	1,100,000,000.00	Floating	Monthly	8	10 - 8	0.46513	412,156.86	No	08/08/2022	08/08/2024
Class 2018-A2	1,000,000,000.00	Floating	Monthly	20	20 - 21	0.42925	381,555.56	No	01/20/2023	01/21/2025
Class 2018-A3	500,000,000.00	Fixed	May, November	23	23 - 23	3.29000	0.00	No	05/23/2023	05/23/2025
Class 2018-A4	600,000,000.00	Floating	Monthly	7	7 - 7	0.44563	230,242.17	No	06/07/2023	06/09/2025
Class 2018-A5	375,000,000.00	Floating	Monthly	7	7 - 7	0.71563	231,088.85	No	08/07/2025	08/09/2027
Class 2018-A6	1,000,000,000.00	Fixed	June, December	7	7 - 7	3.21000	16,050,000.00	No	12/07/2022	12/09/2024
Class 2018-A7	1,000,000,000.00	Fixed	April, October	13	13 - 13	3.96000	0.00	No	10/13/2028	10/15/2030
Total	$9,705,000,000.00					$50,794,281.34

(1)	If the Payment Date is not a Business Day, then the Payment Date will be the succeeding Business Day.
(2)	The record date for payment of the notes is the last day of the month before the related payment date.
(3)	For a newly issued class of notes, interest begins to accrue on the issuance date of that class.

2a.	Information Regarding the Sponsor’s or Affiliates’ Interest in Securities during the Due Period. Citiseries Notes Held by the Sponsor or an Affiliate.

	Outstanding Dollar Principal	Outstanding Dollar Principal
	Amount as of the Last Day of	Amount as of the Last Day of
Class/Tranche	Previous Due Period	Current Due Period
Class 2020-C1	$ 285,000,000.00	$285,000,000.00
Class 2020-B1	210,000,000.00	210,000,000.00
Class 2020-C2	520,000,000.00	520,000,000.00
Class 2020-B2	385,000,000.00	385,000,000.00
Class 2021-B1	170,000,000.00	170,000,000.00
Class 2021-C1	230,000,000.00	230,000,000.00
Total	$ 1,800,000,000.00	$1,800,000,000.00
	Net increase or (decrease) in
	Outstanding Dollar Principal
	Amount from the previous Due Period	$0.00

2b.	Principal Payments and Deposits to Principal Funding Sub-Accounts for all Deals.

Class/Tranche	Targeted Principal Monthly Deposit	Actual Principal Monthly Deposit	Cumulative Shortfall in Principal Funding Sub-Account	Principal Funding Sub-Account Balance	Principal Payment On Payment Date
Class 2014-A5	$850,000,000.00	$850,000,000.00	$0.00	$0.00	$850,000,000.00
Total	$850,000,000.00	$850,000,000.00	$0.00	$0.00	$850,000,000.00

CITIBANK, N.A.

CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I

For the Due Period Ending May 25, 2021

3a. Funding the Class ‘C’ Reserve Sub-Accounts

1) 3 Month Average Surplus Finance Charge Collections for purposes of Funding the Class C Reserve Sub-Accounts					15.25%
2) Is the 3 Month Average Surplus Finance Charge Collections for purposes of Funding the Class C Reserve Sub-Accounts less than or equal to 4.50%					No

3b. Deposits to and Withdrawals from Class C Reserve Sub-Accounts

Class/Tranche	Targeted Deposit to Class C Reserve Sub-Account	Class C Reserve Sub-Account Ending Balance as of Prior Due Period	Actual Deposit to Class C Reserve Sub-Account	Withdrawals from Class C Reserve Sub-Account	Class C Reserve Sub-Account Ending Balance	Cumulative Shortfall in Class C Reserve Sub-Account
Nothing to report for this period.

3c. Actual Deposits by Source to Class C Reserve Sub-Accounts

Class/Tranche	Surplus Finance Charge Collections	Withdrawals Treated as Finance Charge Collections	Total Finance Charge Collections	Required Funding resulting From New Issuance of Notes	Total Actual Deposits
Nothing to report for this period.

3d. Withdrawals from Class C Reserve Sub-Accounts

Class/Tranche	Release of Funds In excess of Targeted Amount	Release of funds in Class C Reserve Sub-Account Due to Maturity	Utilization	Total Actual Withdrawals
Nothing to report for this period.

CITIBANK, N.A.

CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I

For the Due Period Ending May 25, 2021

4.	Maximum Enhancement Amount Available to Class A Notes; Class A Usage of Class B and Class C Subordinated Amounts

Class/Tranche	Maximum Enhancement Amount Available from Class B Notes	Maximum Enhancement Amount Available from Class C Notes	Class A Usage of Class B Subordinated Amount for this Due Period	Class A Usage of Class C Subordinated Amount for this Due Period	Cumulative Class A Usage of Class B Subordinated Amount	Cumulative Class A Usage of Class C Subordinated Amount
Class 2007-A3	$39,786,351.50	$53,048,446.50
Class 2007-A4	897,436.50	1,196,581.50
Class 2013-A9	14,957,275.00	19,943,025.00
Class 2014-A5	50,854,735.00	67,806,285.00
Class 2016-A2	29,914,550.00	39,886,050.00
Class 2016-A3	49,359,007.50	65,811,982.50
Class 2017-A5	65,812,010.00	87,749,310.00
Class 2017-A6	46,367,552.50	61,823,377.50
Class 2017-A7	65,812,010.00	87,749,310.00
Class 2018-A2	59,829,100.00	79,772,100.00
Class 2018-A3	29,914,550.00	39,886,050.00
Class 2018-A4	35,897,460.00	47,863,260.00
Class 2018-A5	22,435,912.50	29,914,537.50
Class 2018-A6	59,829,100.00	79,772,100.00
Class 2018-A7	59,829,100.00	79,772,100.00
Total	$631,496,150.50	$841,994,515.50

5.	Maximum Enhancement Amount Available to Class B Notes; Class B Usage of Class C Subordinated Amounts

Class/Tranche	Maximum Enhancement Amount Available from Class C Notes	Class B Usage of Class C Subordinated Amount for this Due Period	Cumulative Class B Usage of Class C Subordinated Amount
Class 2020-B1	$279,999,993.00
Class 2020-B2	513,333,320.50
Class 2021-B1	226,666,661.00
Total	$1,019,999,974.50

CITIBANK, N.A.

CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I

For the Due Period Ending May 25, 2021

6.	Reductions of and Reimbursements to Nominal Liquidation Amount

Class/Tranche	Reduction Resulting from an Allocation of Investor Charge-offs for this Due Period	Reduction Resulting from from a Reallocation of Principal Collections to pay interest on senior classes of Notes for this Due Period	Cumulative Reduction Resulting from an Allocation of Investor Charge-offs (net of Reimbursements)	Cumulative Reduction Resulting from an Reallocation of Principal Collections to pay interest on senior classes of Notes (net of Reimbursements)	Reimbursements of prior reductions of Nominal Liquidation Amount for this Due Period
Nothing to report for this period.

7.	Excess Spread/Early Redemption Event Trigger

1) 3 Month Average Surplus Finance Charge Collections	15.56%
2) Is the 3 Month Average Surplus Finance Charge Collections greater than 0.00%	Yes

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Report this 15th day of June, 2021.

CITIBANK, N.A. As Managing Beneficiary of Citibank Credit Card Issuance Trust and As Servicer of Citibank Credit Card Master Trust I

By:	/s/ Donna VanBockern
Name: Donna VanBockern
Title: Authorized Representative